1933 Act Registration No.333-148723
                                              1940 Act Registration No.811-22172

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

                         Pre-Effective Amendment No. ( )
                        Post-Effective Amendment No. (6)
                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)
                                Amendment No. (9)

                                WORLD FUNDS TRUST
                                -----------------
               (Exact Name of Registrant as Specified in Charter)

             8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
                    (Address of Principal Executive Offices)

                                 (804) 267-7400
                         Registrant's Telephone Number:

                                Thomas S. Harman
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
                        --------------------------------
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.



                          SHARES OF BENEFICIAL INTEREST
                     (Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b).
[ ]   on (date) pursuant to paragraph (b).
[ ]   60 days after filing pursuant to paragraph (a)(1).
[X]   on November 30, 2009 pursuant to paragraph (a)(1).
[ ]   75 days after filing pursuant to paragraph (a)(2).
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

                               TABLE OF CONTENTS

                                 PAGE

Risk/Return Summary................1
Fees and Expenses..................1
Objective and Strategies...........3
Risks..............................3
Disclosure of Portfolio Holdings...4
Management.........................5
Shareholder Information............5
Purchasing Shares..................7
Redeeming Shares...................9
Additional Information............10
Distributions and Taxes...........13
Distribution Arrangements.........14
For More Information......Back Cover
[GRAPHIC OMITTED]
You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund's Statement of Additional Information (the "SAI") dated _________, 2009, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 673-0550 or by e-mail at: mail@ccofva.com. Currently, the Fund does not have an Internet Web site. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports, including the annual and semi-annual reports, and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-22172)




PROSPECTUS

Commonwealth Small Cap Fund
Institutional Shares







Prospectus dated _______________, 2009





This prospectus describes the Commonwealth Small Cap Fund (the "Fund"). The Fund is a separate series of shares offered by World Funds Trust (the "Trust"). A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio. The Fund is authorized to offer four classes of shares, one of which, Institutional Shares are offered by this prospectus.




As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                               RISK/RETURN SUMMARY

Investment Objective - Capital appreciation.

Principal Investment Strategies - The Fund will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stocks. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies with market capitalizations between $200 million and $2 billion ("small-cap companies"). For the Fund's 80% investment policy, assets are measured at the time of purchase.

Principal Risks - The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the sub-advisers will achieve the Fund's objective.

The Fund may be subject to the additional risks associated with investment in companies with small capital structures. These companies may (i) have relatively small revenues; (ii) have limited product lines or services; (iii) lack depth of management; (iv) lack the ability to obtain funds necessary for growth; and (v) feature products or services for which a market does not yet exist and/or may never be established. As a result, their share prices tend to fluctuate more than those of large market capitalization companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The prices of small market capitalization stocks may fall regardless of trends in the broader market and may be more volatile and speculative than the stocks of large market capitalization companies.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile - The Fund is intended for investors who are willing to hold their shares for a long period of time and are seeking to diversify their investment portfolio. The Fund is not appropriate if you are investing for a short period of time or are uncomfortable with the risks associated with the Fund's investment strategies.

Performance Information - No Fund performance information is being presented because the Fund has not yet completed a full calendar year of investment operations.

                                FEES AND EXPENSES

Costs are an important consideration in choosing a mutual fund. Shareholders indirectly pay the costs of operating a fund, plus any transaction costs associated with buying and selling the securities a fund holds. These costs will reduce a portion of the gross income or capital appreciation a fund achieves. Even small differences in these expenses can, over time, have a significant effect on a fund's performance.

The following table describes the fees and expenses that you will pay directly or indirectly in connection with an investment in the Fund. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the average daily net assets.

Shareholder Transaction Fees (fees paid directly from your investment)

                                               Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases      None
Maximum Deferred Sales Charge (Load)                  None
Maximum Sales Charge (Load) Imposed on Reinvested
     Dividends and Distributions                      None
Redemption Fees(1)                                    None
Exchange Fees(2)                                      None

Annual Operating Expenses (expenses that are deducted from Fund assets)

Management Fee                                       1.10%
Distribution (12b-1) Fees                            0.00%
Other Expenses(3)                                    0.39%
                                                     -----
Total Annual Fund Operating Expenses(4)              1.49%
Fee Waivers and/or Expense Reimbursements           (0.15)%
                                                    -------
Net Expenses                                         1.34%
                                                     =====

(1)  Your account may be charged $10 for a telephone redemption.

(2)  Your account may be charged $10 for a telephone exchange.

(3)  "Other  Expenses" are based on estimates for the current fiscal year. Other
     Expenses  include,  among  other  expenses,  administrative,   custody  and
     transfer agency fees.

(4) Effective July 8, 2009, the Fund's contractual expense limitation agreement was reduced from 1.49% to 1.34%. Accordingly, Commonwealth Capital Management ("CCM" or the "Adviser") has contractually agreed to waive or limit its fees and/or assume other expenses until July 31, 2010, so that the Net Expenses for the Fund's Institutional Shares do not exceed 1.34% of the Fund's Institutional Shares' average daily net assets.

Example:

The following expense examples show the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the examples are for comparison only.

Based on these assumptions, your costs would be:

             1 Year              3 years
             ------              -------

             $136                 $425

                           OBJECTIVE AND STRATEGIES

The investment objective of the Fund is capital appreciation. The Fund will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities or securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stocks. The Fund's investment objective is fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting shares. There is no assurance that the sub-advisers will achieve the Fund's investment objective.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of small-cap companies. For the Fund's 80% investment policy, assets are measured at the time of purchase. This is not a fundamental policy and may be changed by the Board of the Trust (the "Board"), without a vote of shareholders, upon sixty (60) days' prior notice.

Securities under consideration for purchase must meet a variety of criteria. No particular formulas are used, but rather emphasis is placed on those companies which the sub-advisers believe are most likely to prosper under various economic conditions. Strong upside potential at an appropriate price is one of the primary investment criterion. Critical investment attributes include strong or improving profit margins, solid financial position, positive revisions, earnings surprise potential and good management. Particularly favored are corporations generating increasing levels of free cash flow where management owns significant equity interest in the business. "Insider" transactions, stock buy-backs, effective use of innovative technologies, and exposure to international markets are other important considerations. Companies whose assets are expected to exceed the purchase price of the stock within a reasonable period of time are targeted. Special situations, out of favor companies, and companies with new catalysts for change are sought.

The sub-advisers rely on personal contact with management, published financial reports, analysts' meetings and conferences, and the advice of securities' analysts with proven knowledge of the Trust and its industry. Some industries are more heavily "weighted" than others based on the sub-advisers' judgment that certain industries are substantially more attractive than others at any given time.

Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the sub-advisers determine that the valuation characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

While the Fund intends to remain substantially invested in equity securities and securities convertible into equity securities, it may invest in high quality money market instruments during times when excess cash is generated or when cash is held pending investment in suitable securities. Such money market investments include short-term U.S. Government securities or other forms of indebtedness, such as bonds, certificates of deposit or repurchase agreements.

                                      RISKS

Stock Market Risk - The Fund is subject to stock market risk. Stock market risk is the possibility that stock prices overall will decline over short or long periods. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the sub-advisers in evaluating, selecting and monitoring the portfolio assets. If the sub-advisers' conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Investments In Small-Cap Companies - The Fund may be subject to the additional risks associated with investments in companies with small capital structures. Historically, stocks of small-cap companies have been more volatile than stocks or larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following: (i) the less certain growth prospects of small-cap companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small-cap companies to changing economic conditions. Besides exhibiting greater volatility, small-cap company stocks may, to a degree, fluctuate independently of larger company stocks. Small-cap company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect the value of Fund shares to be more volatile than the shares of mutual funds investing primarily in larger capitalization stocks. Further, stocks of small-cap companies tend to trade at a lower volume than those of larger capitalization companies.

Stock Selection Risk - Like all managed funds, there is a risk that the sub-advisers' strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the sub-advisers may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective. In addition, the price of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

Portfolio Turnover - The Fund may engage in active and frequent trading of its portfolio securities. The Fund presently anticipates that its annualized portfolio turnover rate will not typically exceed 100%. A high portfolio turnover rate (e.g., a rate over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders.

Temporary Defensive Positions - When the sub-advisers believe that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government and its agencies) or other forms of indebtedness such as bonds, certificates of deposits or repurchase agreements. For temporary defensive purposes, the Fund may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. When the Fund is in a temporary defensive position, it is not pursuing its stated investment objective. The adviser decides when it is appropriate to be in a defensive position. It is impossible to predict how long such defensive strategies will be utilized.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                   MANAGEMENT

The Trust - The Trust was organized as a Delaware statutory trust on April 9, 2007. The Trust is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund". The Trust has retained the Adviser to manage all aspects of the investments of the Fund.

Investment Management - Commonwealth Capital Management, LLC, located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). The Adviser has entered into sub-advisory agreements with Investment Management of Virginia, LLC, 919 East Main Street, 16th Floor, Richmond, Virginia 23219 ("IMVA") and Crosswind Investments, LLC, 2 International Place, Boston, Massachusetts 02110 ("Crosswind") and has delegated investment discretion over the Fund to the sub-advisers.

The Adviser oversees each sub-adviser to ensure they comply with the investment policies and guidelines of the Fund and monitors each sub-adviser's adherence to its investment style. In addition, the Adviser periodically assesses the Fund's investment policies and recommends changes regarding the policies to the Board where appropriate.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.10% on the average daily net assets of the Fund. In the interest of limiting expenses for the Fund, the Adviser has contractually agreed to waive or limit its fees and/or assume other expenses until July 31, 2010, so that the Net Expenses for the Fund's Institutional Shares do not exceed 1.34% of the Fund's Institutional Shares' average daily net assets. This limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The Adviser will be entitled to reimbursement of any fees waived pursuant to this agreement. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived by the Adviser during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount.

Sub-Advisers - Under each sub-advisory agreement, the sub-advisers are responsible for the day-to-day decision-making with respect to the Fund's investment program. The day-to-day management of the Fund's assets is equally divided between the sub-advisers such that each of IMVA and Crosswind generally is responsible for the investment of half of the Fund's assets. The sub-advisers, with the Adviser's oversight, manage the investment and reinvestment of the assets of the Fund, continuously review, supervise and administer the investment program of the Fund, determine in their discretion the securities to be purchased or sold and provides the Trust and its agents with records relating to its activities. The Adviser, from its advisory fee, pays each sub-adviser 0.45% of the advisory fee received from the Fund.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement with the Adviser and investment sub-advisory agreement with IMVA is available in the Fund's semi-annual report dated January 31, 2009. A discussion regarding the basis for the Board's approval of the Fund's investment sub-advisory agreement with Crosswind will be available in the Fund's annual report dated July 31, 2009.

Portfolio Managers - John H. Bocock is a founder and Managing Director of Investment Management of Virginia. Prior to the founding of the firm, Mr. Bocock was a Managing Director of Scott & Stringfellow Capital Management, Inc. Mr. Bocock served as a Naval Special Warfare Officer from 1990 to 1993. He holds a B.A. From Dartmouth College and an M.B.A. from the Darden School at the University of Virginia. Mr. Bocock is on the board of Power Systems & Controls and Portico Publications.

Thomas Neuhaus is a Chartered Financial Analyst and a Portfolio Manager at Investment Management of Virginia. Mr. Neuhaus is a graduate of the McIntire School at the University of Virginia. He was awarded the Chartered Financial Analyst designation in 1999 and Chartered Market Technician designation in 2003. Mr. Neuhaus served for three years in the Investment Banking division of Scott & Stringfellow and another three years as an equity analyst covering the Information Technology Sector with BB&T Capital Markets.

Andrew Morey, CFA is a Partner with Crosswind Investments, LLC and the lead portfolio manager for the Crosswind Small and Small/Mid Cap investment strategies. Prior to joining Crosswind, Mr. Morey was the founder and lead portfolio manager of Tartan Partners, LLC. Prior to Tartan Partners, Mr. Morey worked at State Street Research & Management from 1995-2005. He spent five years as an analyst focusing on a variety of sectors and then served as lead portfolio manager for the Concentrated Small Cap Growth strategy as well as co-portfolio manager on the Small Cap Growth strategy from 2000-2005 responsible for managing $1.8 billion in assets. Mr. Morey was also a research analyst for Gabelli & Co from 1994-1995. He also worked as a research analyst for Kidder Peabody from 1991-1993. Mr. Morey holds a B.A. from Vanderbilt University and an M.B.A. from Columbia Business School.

The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of shares of the Fund.

                             SHAREHOLDER INFORMATION

The Fund's share price, called its NAV per share, is determined and shares are priced as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets attributable to its Class A, Class C, Class P or Institutional shares, subtracting any liabilities attributable to the applicable class of shares, and then dividing by the total number of shares outstanding of the applicable class. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of various classes of the Fund may vary.

Institutional Shares of the Fund are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of Institutional Shares of the Fund is equal to the NAV. Shares of the Fund held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund's investments are traded on U. S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

                                PURCHASING SHARES

Share Class Alternatives - The Fund is currently authorized to offer investors four different classes of shares, one of which, Institutional Shares, are offered by this prospectus. Additional information concerning the Fund's Class A Shares, Class C Shares or Class P Shares may be obtained by reading a copy of the applicable prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

You may purchase Institutional Shares of the Fund through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by First Dominion Capital Corp. (the "Distributor") to sell shares of the Fund (collectively, "Financial Intermediaries"). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling (800) 673-0550. Financial intermediaries who offer Institutional Shares may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Fund as the policies and procedures may be different.

Share Transactions - You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund at (800) 673-0550 or by contacting Fund Services, Inc. (the "Transfer Agent"), the Fund's transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Fund's shares, depending on your arrangement with the broker.

Customer Identification Program - Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

o     Name;
o     Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Public Offering Price - When you buy shares of the Fund, you will receive the public offering price per share as determined after your order is received in proper form. The public offering price for Institutional Shares is equal to the Fund's NAV. The Trust reserves the right to refuse to accept an order in certain circumstances, such as, but not limited to, orders from short-term investors such as market timers, or orders without proper documentation.

Minimum Investments - The minimum initial investment for Institutional Shares of the Fund is $100,000. Subsequent investments must be in amounts of $10,000 or more. The Trust may waive the minimum initial investment requirement for purchases made by trustees, officers and employees of the Trust. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

Purchases by Mail - For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, together with your check payable to the Fund. Please be sure to specify which class of shares you wish to invest in. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Purchases by Wire - You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Trust at (800) 673-0550 or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

                                REDEEMING SHARES

You may redeem Institutional Shares of the Fund at any time and in any amount by mail or telephone. For your protection, the Transfer Agent will not redeem your Institutional Shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

Your shares will be redeemed at the net asset value per share next determined after receipt of a redemption request, in good order. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Trust may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell Institutional Shares through a financial intermediary, it is the intermediary's responsibility to transmit your order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of Institutional Shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

Redemption By Mail - To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered to the following address:

The Commonwealth Small Cap Fund
8730 Stony Point Parkway, Suite 205
Richmond, VA  23235

Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption By Telephone - You may redeem your shares by telephone if you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent may charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

Redemption By Wire - If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

                             ADDITIONAL INFORMATION

Signature Guarantees - To help to protect you and the Trust from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration;
(2) all requests to transfer the registration of shares to another owner; and,
(3) all authorizations to establish or change telephone redemption service, other than through your initial account application.

In the case of redemption by mail, signature guarantees must appear on either:
(a) the written request for redemption; or (b) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form - Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

How To Transfer Shares - If you wish to transfer Institutional Shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. Your request should include (1) the name of the Fund and existing account registration; (2) signature(s) of the registered owner(s); (3) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (4) any stock certificates which have been issued for the Institutional Shares being transferred; (5) signature guarantees (See "Signature Guarantees"); and (6) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Automatic Investment Plan - Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privileges - You may exchange all or a portion of your Fund shares for the shares of the same class of certain other funds having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction.

Frequent Purchases and Sales of Fund Shares - Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund's portfolio by its sub-advisers, increase portfolio transaction costs, and have a negative effect on the Fund's long-term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the sub-advisers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund's investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund's performance.

If the Fund invests in certain smaller capitalization companies that are, among other things, thinly traded, traded infrequently, or relatively illiquid, there is the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Because of the potential harm to the Fund and its long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the Fund to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes.

Modification or Termination - Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of a Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

Account Statements and Shareholder Reports - Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a quarterly and year-end statement of your account and an annual and a semi-annual report.

Shareholder Communications - The Fund may eliminate duplicate mailings to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 673-0550.

General - The Trust reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions - Dividends from net investment income, if any, are declared and paid annually. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.
Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend". To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes - In general, Fund distributions are taxable to you as ordinary income, qualified dividend income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Absent future legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Company is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

                            DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Fund's Distributor. If you invest through a financial intermediary, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

Shareholder Servicing - The Distributor is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Distributor and perform these functions on behalf of their clients who own shares of the Fund.

                          Commonwealth Small Cap Fund


                       STATEMENT OF ADDITIONAL INFORMATION


                                __________, 2009




This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectuses of the Commonwealth Small Cap Fund (the "Fund"), as listed below, as they may be supplemented or revised from time to time. You may obtain the prospectuses of the Fund, free of charge, by writing to World Funds Trust (the "Trust"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling (800) 673-0550.


Current prospectuses:

 o Class A Shares;
 o Class C Shares;
 o Class P Shares ("Platform Shares"); and
 o Institutional Shares

                                TABLE OF CONTENTS


GENERAL INFORMATION....................................................1
ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS....................1
INVESTMENT OBJECTIVE...................................................1
STRATEGIES AND RISKS.................................................. 2
INVESTMENT PROGRAMS................................................... 2
INVESTMENT RESTRICTIONS...............................................15
DISCLOSURE OF THE FUND'S PORTFOLIO SECURITIES.........................17
MANAGEMENT OF THE TRUST...............................................18
PRINCIPAL SECURITIES HOLDERS..........................................23
INVESTMENT ADVISER AND ADVISORY AGREEMENT.............................23
MANAGEMENT-RELATED SERVICES...........................................26
PORTFOLIO TRANSACTIONS................................................27
ADDITIONAL INFORMATION CONCERNING SHARES..............................28
DISTRIBUTION..........................................................30
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES.......................32
ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES......................32
SPECIAL SHAREHOLDER SERVICES..........................................34
TAX STATUS............................................................35
INVESTMENT PERFORMANCE................................................38
FINANCIAL INFORMATION.................................................40
PROXY AND CORPORATE ACTION VOTING POLICIES AND  PROCEDURES....APPENDIX A

                               GENERAL INFORMATION

The Trust was organized as a Delaware statutory trust on April 9, 2007. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and commonly known as a "mutual fund".

This SAI relates to the prospectus for the Commonwealth Small Cap Fund and should be read in conjunction with that prospectus. This SAI is incorporated by reference in its entirety to the prospectus. No investment in shares should be made without reading the prospectus. The Fund is a separate investment portfolio or series of the Trust.

The Fund is a "diversified" series as that term is defined in the 1940 Act.

As of the date of this SAI, the Fund is authorized to issue four classes of shares: Class A Shares imposing a front-end sales charge up to a maximum of 5.75% and charging a 0.25% 12b-1 fee; Class C Shares imposing no front-end sales charge, imposing a deferred sales charge of 2.00% if shares are redeemed within two years after purchase and carrying a higher 12b-1 fee than Class A Shares; Institutional Shares, imposing no front-end sales charge and not charging 12b-1 fees; and Platform Shares, imposing no front-end sales charge and charging a 0.25% 12b-1 fee.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS


The following information supplements the discussion of the Fund's investment objective and policies. The Fund's fundamental investment policies may not be changed without approval by vote of a majority of the outstanding voting shares of the Fund. As used in this SAI, a "majority of outstanding voting shares" means the lesser of: (1) 67% of the voting shares of the Fund represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Fund are represented; or (2) more than 50% of the outstanding voting shares of the Fund. The Fund's investment objective, investment programs, restrictions and the operating policies of the Fund that are not fundamental policies can be changed by the Board of the Trust (the "Board") without shareholder approval; except that shareholders will be given at least sixty (60) days prior written notice of any change with respect to the Fund's policy of investing, under normal market conditions, at least 80% of its assets in securities companies with market capitalizations between $200 million and $2 billion ("small-cap companies").


                              INVESTMENT OBJECTIVE

The Fund's investment objective is capital appreciation. All investments entail some market and other risks. For instance, there is no assurance that the Fund will achieve its investment objective. You should not rely on an investment in the Fund as a complete investment program.

                              STRATEGIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Fund's prospectus. In seeking to meet its investment objective, the Fund may invest in any type of security whose characteristics are consistent with its investment programs described below.

                               INVESTMENT PROGRAMS

Convertible Securities -The Fund may invest in convertible securities and considers such securities to be "equity securities" for purposes of its investment strategies. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Fund may have to pay more for a convertible security than the value of the underlying common stock.

Warrants - The Fund may invest in warrants and considers such securities to be "equity securities" for purposes of its investment strategies. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Debentures - The Fund may invest in debentures, which are general debt obligations backed only by the integrity of the borrower and documented by an agreement called an indenture. An unsecured bond is a debenture.

Preferred Stock - The Fund may invest in preferred stock, which is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

Most preferred stock is cumulative; if dividends are passed (not paid for any reason), they accumulate and must be paid before common dividends. A passed dividend on non-cumulative preferred stock is generally gone forever. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from non-participating preferred, which is limited to the stipulated dividend. Adjustable rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in the treasury bill rate or other money market rates.

Illiquid Securities - The Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, the term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount which the Fund has valued the securities. Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.


Debt Securities - The Fund may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. The Fund may invest up to 20% of its assets in high quality money market instruments and repurchase agreements. Such securities include obligations of governments, instrumentalities and corporations. The high quality money market securities in which the Fund may invest will be rated at the time of purchase in the top two ratings categories by Moody's Investors Service, Inc. ("Moody's"), or by Standard & Poor's Rating Group ("S&P"), or will be determined to be of equivalent quality by the Fund's investment sub-advisers.


Strategic Transactions - The Fund may utilize a variety of investment strategies to hedge various market risks (such as interest rates, currency exchange rates, and broad specific equity or fixed-income market movements). Such strategies are generally accepted as modern portfolio management and are regularly utilized by many mutual funds and institutional investors. Techniques and instruments may change over time as new instruments and strategies develop and regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as they are in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions could also be adversely affected by: (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lower trading volume and liquidity.

Options - The Fund may purchase and sell options as described herein.

Put and Call Options - A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. The Fund may purchase a put option on a security to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in market value by giving the Fund the right to sell such instrument at the option exercise price. Such protection is, of course, only provided during the life of the put option when the Fund is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument.

When writing a covered call option, the Fund, in return for the premium, gives up the opportunity to profit from a market increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option which the Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

The premium received is the market value of an option. The premium the Fund will receive from writing a call option, or, which it will pay when purchasing a put option, will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, the general supply and demand for credit conditions, and the general interest rate environment. The premium received by the Fund for writing covered call options will be recorded as a liability in its statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's net asset value ("NAV") per share is computed (currently, the close of regular trading on the New York Stock Exchange ("NYSE")), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

The premium paid by the Fund when purchasing a put option will be recorded as an asset in its statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's NAV per share is computed, or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

The purchase of a put option will constitute a short sale for federal tax purposes. The purchase of a put at a time when the substantially identical security held long has not exceeded the long term capital gain holding period could have adverse tax consequences. The holding period of the long position will be cut off so that even if the security held long is delivered to close the put, short term gain will be recognized. If substantially identical securities are purchased to close the put, the holding period of the securities purchased will not begin until the closing date. The holding period of the substantially identical securities not delivered to close the short sale will commence on the closing of the short sale.

The Fund will purchase a call option only to close out a covered call option it has written. It will write a put option only to close out a put option it has purchased. Such closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or, to permit the sale of the underlying security.

Furthermore, effecting a closing transaction will permit the Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If it cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing or purchase of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

Options written by the Fund will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional brokerage commissions will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option; however, any loss so incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange-listed options and over-the-counter options ("OTC options"). Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlement may become available in the future. Index options and Eurocurrency instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options;
(2) restrictions on transactions imposed by an exchange; (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (4) interruption of the normal operations of the OCC or an exchange; (5) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days.

Although not required to do so, the Fund generally expects to enter into OTC options that have cash settlement provisions. Unless the parties provide otherwise, there is no central clearing or guaranty function in an OTC option.


As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Fund's investment sub-advisers must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied.

The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization (a "NRSRO"). The staff of the U. S. Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by the Fund and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge against a decrease in the value of the underlying securities or instruments in its portfolio. The premium may also increase the Fund's income. The sale of put options can also provide income.

The Fund may purchase and sell call options on securities, including U. S. Treasury and agency securities, mortgage-backed securities, and corporate debt securities, and Eurocurrency instruments (see "Eurocurrency Instruments" below for a description of such instruments) that are traded in U. S. and foreign securities exchanges and in the over-the-counter markets, and futures contracts. The Fund may purchase and sell call options on currencies. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on securities including U. S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, convertible securities, and Eurocurrency instruments (whether or not the Fund holds the above securities in its portfolio), and futures contracts. The Fund may not purchase or sell futures contracts on individual corporate debt securities. The Fund may purchase and sell put options on currencies. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price. For tax purposes, the purchase of a put is treated as a short sale, which may cut off the holding period for the security. Consequently, the purchase of a put is treated as generating gain on securities held less than three months or short term capital gain (instead of long term) as the case may be.

Options on Securities Indices and Other Financial Indices - The Fund may also purchase and sell call and put options on securities indices and other financial indices. By doing so, the Fund can achieve many of the same objectives that it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value.

The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or any other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Futures - The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or currency market changes and for risk management purposes. The use of futures for hedging is intended to protect the Fund from (1) the risk that the value of its portfolio of investments in a foreign market may decline before it can liquidate its interest, or (2) the risk that a foreign market in which it proposes to invest may have significant increases in value before it actually invests in that market. In the first instance, the Fund will sell a future based upon a broad market index which it is believed will move in a manner comparable to the overall value of securities in that market. In the second instance, the Fund will purchase the appropriate index as an "anticipatory" hedge until it can otherwise acquire suitable direct investments in that market. As with the hedging of foreign currencies, the precise matching of financial futures on foreign indices and the value of the cash or portfolio securities being hedged may not have a perfect correlation. The projection of future market movement and the movement of appropriate indices is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Regulatory policies governing the use of such hedging techniques require the Fund to provide for the deposit of initial margin and the segregation of suitable assets to meet its obligations under futures contracts. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurocurrency instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.
The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the National Futures Association. Therefore, the Trust is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act. The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements, particularly the rules and regulations of the Commodity Futures Trading Commission. The Fund will use such techniques only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit an amount of cash or other specified assets (initial margin), which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances) with a financial intermediary as security for its obligations. Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantage price or that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.


Currency Transactions - The Fund may engage in currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures, exchange-listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract between the parties, at a specified price. These contracts are traded in the interbank market and conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement or commissions charges. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies. Currency swaps operate similarly to an interest rate swap (described below). The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO, or (except for OTC currency options) are determined to be of equivalent credit quality by the Fund's investment sub-advisers.


Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Fund is engaging in proxy hedging (see "Proxy Hedging," below). If the Fund enters into a currency hedging transaction, it will comply with the asset segregation requirements described below. Cross currency hedges may not be considered "directly related" to the Fund's principal business of investing in stock or securities (or options and futures thereon), resulting in gains there from not qualifying under the "less than 30% of gross income" test of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure and transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result should the value of such currency increase.

The Fund's dealing in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging").

Transaction Hedging - Transaction Hedging occurs when the Fund enters into a currency transaction with respect to specific assets or liabilities. These specific assets or liabilities generally arise in connection with the purchase or sale of the Fund's portfolio securities or the receipt of income there from.

The Fund may use transaction hedging to preserve the United States dollar price of a security when they enter into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U. S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.


Position Hedging - Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The Fund may use position hedging when the Fund's investment sub-advisers believe that the currency of a particular foreign country may suffer a substantial decline against the U. S. dollar. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.


The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

Cross Hedging - The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or expects to have portfolio exposure.


Proxy Hedging - To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and buying U. S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if an investment sub-adviser considers that the Swedish krona is linked to the euro, the Fund holds securities denominated in Swedish krona and the investment sub-adviser believes that the value of Swedish krona will decline against the U. S. dollar, the investment sub-adviser may enter into a contract to sell euros and buy U. S. dollars.

Combined Transactions - The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward foreign currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component transactions"), instead of a single Strategic Transaction or when an investment sub-adviser believes that it is in the Fund's best interests to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on an investment sub-adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.


Eurocurrency Instruments - The Fund may make investments in Eurocurrency instruments. Eurocurrency instruments are futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR") or to the interbank rates offered in other financial centers. Eurocurrency futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurocurrency futures contracts and options thereon to hedge against changes in LIBOR and other interbank rates, to which many interest rate swaps and fixed income instruments are linked.

Segregated and Other Special Accounts - In addition to other requirements, many transactions require the Fund to segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through the ownership of the underlying security, financial instruments or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or segregate liquid high grade assets equal to the excess of the index value over the exercise price industry or other on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price. A currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade assets equal to the amount of the Fund's obligation.

OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange-listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange-listed options sold by the Fund generally settle with physical delivery, and the Fund will segregate an amount of liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating sufficient liquid assets. Such assets may consist of cash, cash equivalents, liquid debt securities or other liquid assets.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets, if the Fund holds a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offered in combinations.

If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to such time, liquid assets equal to any remaining obligation would need to be segregated.

The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

Depositary Receipts - The Fund may invest in depositary receipts. American Depositary Receipts ("ADRs") are receipts typically issued in the U. S. by a bank or trust company evidencing ownership of an underlying foreign security. The Fund may invest in ADRs which are structured by a U. S. bank without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U. S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U. S. market may not be current.

Like ADRs, European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Registered Depositary Certificates ("RDCs") represent receipts for a foreign security. However, they are issued outside of the U. S. The Fund may also invest in EDRs, GDRs and RDCs. EDRs, GDRs and RDCs involve risks comparable to ADRs, as well as the fact that they are issued outside of the U. S.

U. S. Government Securities - The Fund may invest in U. S. government securities. The term "U. S. Government Securities" refers to a variety of securities which are issued or guaranteed by the U. S. Treasury, by various agencies of the U. S. government, and by various instrumentalities which have been established or sponsored by the U. S. government. U. S. Treasury securities are backed by the full faith and credit of the United States. Securities issued or guaranteed by U. S. government agencies or U. S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim directly against the United States in the event the agency or instrumentality does not meet its commitment. An instrumentality of the U. S. government is a government agency organized under Federal charter with government supervision.


Repurchase Agreements - As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements that are collateralized by U. S. government securities. The Fund may enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risks similar to those of the debt securities in which the Fund invests. Under a repurchase agreement, the Fund acquires a security, subject to the seller's agreement to repurchase that security at a specified time and price. A purchase of securities under a repurchase agreement is considered to be a loan by the Fund. The Fund's investment sub-advisers monitor the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement. If the seller becomes insolvent, the Fund's right to dispose of the securities held as collateral may be impaired and the Fund may incur extra costs. Repurchase agreements for periods in excess of seven days may be deemed to be illiquid. Initial Public Offerings ("IPOs"). The Fund may invest in IPOs.

IPOs occur when a firm offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Fund's Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of the Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.

There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by the Fund may vary, decrease or entirely disappear. In some cases, the Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

Other Investment Companies - The Fund may invest in other investment companies. An investment company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Fund invests in other investment companies, shareholders of the Fund bear their proportionate share of the underlying investment companies fees and expenses.

Exchange-Traded Funds ("ETFs") - The Fund may invest in ETFs. An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are traded on exchanges and trade similarly to publicly-traded companies. ETF's also have risks and costs that are similar to publicly-traded companies. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk borne by the investors of ETFs. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if a Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, when a Fund invests in ETF's, shareholders of the Fund bear their proportionate share of the underlying ETF's fees and expenses.

Securities Loans - The Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 33 1/3% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to a lender-Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Fund to exercise voting rights on any matters materially affecting the investment. The Fund may also call such loans in order to sell the securities.


Portfolio Turnover - Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Fund's investment sub-advisers make purchases and sales for the Fund's portfolio whenever necessary, in each investment sub-adviser's opinion, to meet the Fund's objective. The investment sub-advisers anticipate that the average annual portfolio turnover rate of the Fund will be less than 100%.


                             INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions - The Fund has adopted the following fundamental investment restrictions. The fundamental investment restrictions cannot be changed without approval by the vote of a "majority of the outstanding voting securities" of the Fund.

As a matter of fundamental policy, the Fund will not:

1) As to 75% of its assets, purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof if, as a result of such purchase, more than 5% of its total assets would be invested in the securities of such issuer.

2) Purchase stock or securities of an issuer (other than the obligations of the United States or any agency or instrumentality thereof) if such purchase would cause the Fund to own more than 10% of any class of the outstanding voting securities of such issuer.

3) Act as an underwriter of securities of other issuers, except that the Fund may invest up to 10% of the value of its total assets (at time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended, or any foreign law restricting distribution of securities in a country of a foreign issuer.

4) Buy or sell commodities or commodity contracts, provided that the Fund may enter into forward foreign currency contracts, foreign currency futures contracts, futures contracts and options thereon.

5) Borrow money or issue senior securities, except to the extent permitted by the 1940 Act.

6) Make loans, except that the Fund may (1) lend portfolio securities; and (2) enter into repurchase agreements secured by U. S. government securities.

7) Invest more than 25% of the Fund's total assets in securities of one or more issuers having their principal business activities in the same industry. For the purpose of this restriction, there is no limitation with respect to securities issued or guaranteed by the U. S. government, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

8) Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets.

9) Invest in interests in oil, gas, or other mineral explorations or development programs.

10) Participate on a joint or a joint and several basis in any securities trading account.

11) Purchase or sell real estate, except that the Fund may invest in: (1) securities of companies which deal in real estate or mortgages; and (2) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

12)  Invest in companies for the purpose of exercising control.

13) Purchase securities on margin, except that it may utilize such short-term credits as may be necessary for clearance of purchases or sales of securities.

In applying the fundamental investment policies and restrictions:

1) In applying the fundamental policy and restriction concerning concentration set forth above (i.e., not investing more than 25% of total assets in one industry), investments in certain categories of companies will not be considered to be investments in a particular industry.

Examples of these categories include:

     (a) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;

      (b) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; and,

      (c) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

2) Except with respect to their fundamental limitations with respect to borrowings, the Fund adheres to the percentage restrictions on investment or utilization of assets set forth above at the time an investment is made. A later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction.

Non-Fundamental Policies and Restriction - In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus and elsewhere in the SAI, the Fund will be subject to the following investment restrictions. These restrictions are considered non-fundamental and may be changed by the Board without shareholder approval.

As a matter of non-fundamental policy, the Fund may not:

1) Invest more than 15% of its net assets in illiquid securities.

2) Engage in arbitrage transactions.

                  DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund's shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust's Chief Compliance Officer. In addition, the Board has reviewed and approved the list below of entities that may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (i.e., "non-standard disclosure"). The Board has also delegated authority to the Trust's President and to senior management at the Trust's administrator, Commonwealth Shareholder Services, Inc. ("CSS"), to provide such information in certain circumstances (see below). The Board is notified of, and reviews any requests for non-standard disclosure approved by the Trust's President and/or senior management at CSS. CSS reports quarterly to the Board regarding the implementation of such policies and procedures.

The Trust is required by the U.S. Securities and Exchange Commission (the "SEC") to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the quarter in question. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.

The Trust's service providers which have contracted to provide services to the Trust and its funds, including, for example, the custodian and the fund accountants, and which require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Trust has a legitimate business purpose for doing so. The Trust has the following ongoing arrangements with certain third parties to provide the Fund's full portfolio holdings:

1. to the Trust's auditors within sixty (60) days after the applicable fiscal period for use in providing audit opinions;

2. to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Company regulatory filings;

3. to rating agencies on a monthly basis for use in developing a rating for the Fund; and

4. to the Trust's administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

The Trust currently has no other arrangements for the provision of non-standard disclosure to any party or shareholder.

Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund's portfolio holdings, the Trust will refer the third-party to the latest regulatory filing.

Non-standard disclosure of portfolio holdings may only be made pursuant to a written request that has been approved by the Board. The Board has authorized the President of the Trust and senior management at CSS to consider and approve such written requests for non-standard disclosure; provided that, they promptly report any such approval to the Board.


All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of a Company and its shareholders. There may be instances where the interests of the Trust's shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Fund's investment adviser, sub-advisers, principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person's investment adviser, sub-advisers or principal underwriter). In such situations, the conflict must be disclosed to the Board, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.


Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Affiliated persons of the Trust and third party service providers of the Trust receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.


Neither the Trust, its investment adviser, sub-advisers or any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.


                            MANAGEMENT OF THE COMPANY

Trustees and Officers - The Trust is governed by the Board, which is responsible for protecting the interests of shareholders. The trustees are experienced businesspersons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Fund and review performance. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Trust, are noted with an asterisk(*).

INTERESTED TRUSTEES

-------------------------------------------------------------------------
Name, Address &     Position(s) Held with  Term of Office Number of
                    the Trust              & Length of    Portfolios
                                           Time Served    Overseen By
Year of Birth                                             Trustee
-------------------------------------------------------------------------
Franklin A. Trice,    Interested Trustee,    Indefinite.        5
III*                                        ince January,
                                                2008
8730 Stony Point
Parkway
Suite 205
Richmond, VA  23235

1963                  Chairman, President  S
-------------------------------------------------------------------------
                    Principal Occupation During Past Five Other
                    Years                                 Directorships
                                                          Held by
                                                          Trustee
-------------------------------------------------------------------------
                                                          Diamond
                                                          Portfolio
                                                          Investment
                                                          Trust
-------------------------------------------------------------------------

NON-INTERESTED (INDEPENDENT)TRUSTEES

-------------------------------------------------------------------------
Name, Address &     Position(s) Held with  Term of Office Number of
                     he Trust              & Length of    Portfolios
                                           Time Served    Overseen By
Year of Birth       t                                     Trustee
-------------------------------------------------------------------------
Robert R. Burke       Independent Trustee    Indefinite.        5

8730 Stony Point
Parkway
Suite 205
Richmond, VA  23235
                                             Since June,
1961                                            2008
-------------------------------------------------------------------------
                    Principal Occupation During Past Five Other
                    Years                                 Directorships
                                                          Held by
                                                          Trustee
-------------------------------------------------------------------------

-------------------------------------------------------------------------


-------------------------------------------------------------------------
Name, Address &     Position(s) Held with  Term of Office Number of
                     he Trust              & Length of    Portfolios
                                           Time Served    Overseen By
Year of Birth       t                                     Trustee
-------------------------------------------------------------------------
J. Gordon McKinley, Independent Trustee Indefinite. 5 III

8730 Stony Point
Parkway
Suite 205
Richmond, VA  23235
                                             Since June,
1963                                            2008
-------------------------------------------------------------------------
                    Principal Occupation During Past Five Other
                    Years                                 Directorships
                                                          Held by
                                                          Trustee
-------------------------------------------------------------------------
                    Regional   Sales   Manager,    NephronNone
                    Pharmaceuticals   Corp.,   VA,   since
                    2007.    Vice    President,     Sales,
                    Tredegar Trust  Company,  from 2003 to
                    2007. Vice  President,  Trusco Capital
                    Management,  1997  to  2003.  B.A.  In
                    English,  Virginia Military  Institute
                    (1986)
-------------------------------------------------------------------------


OFFICERS WHO ARE NOT ALSO TRUSTEES:

-------------------------------------------------------------------------
Name, Address &    Position(s) Held with   Term of Office Number of
                    he Trust               & Length of    Portfolios
                                           Time Served    Overseen By
Year of Birth      t                                      Officer
-------------------------------------------------------------------------
Karen M. Shupe            Treasurer          Indefinite.        5

8730 Stony Point
Parkway
Suite 205
Richmond, VA  23235
                                             Since June,
1964                                            2008
-------------------------------------------------------------------------
                   Principal Occupation During Past Five  Other
                   Years                                  Directorships
                                                          Held by
                                                          Officer
-------------------------------------------------------------------------
                   Executive Vice President of                 None
                   Administration and Accounting,
                   Commonwealth Shareholder Services,
                   since 2003.  Financial Reporting
                   Manager, Commonwealth Shareholder
                   Services, Inc. from 2001 to 2003.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Name, Address &    Position(s) Held with   Term of Office Number of
                    he Trust               & Length of    Portfolios
                                           Time Served    Overseen By
Year of Birth      t                                      Officer
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Julia J. Gibbs            Secretary          Indefinite.        5

8730 Stony Point
Parkway
Suite 205
Richmond, VA  23235
                                             Since June,
1980                                            2008
-------------------------------------------------------------------------
                   Principal Occupation During Past Five  Other
                   Years                                  Directorships
                                                          Held by
                                                          Officer
-------------------------------------------------------------------------
                   Managing Director of Client Services,       None
                      since 2004. Marketing Associate from
                   2002 to 2004
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Name, Address &    Position(s) Held with   Term of Office Number of
                    he Trust               & Length of    Portfolios
                                           Time Served    Overseen By
Year of Birth      t                                      Trustee
-------------------------------------------------------------------------
David D. Jones,    Chief Compliance Officer  Indefinite.        5
Esq.

719 Sawdust Road,
Suite 113
The Woodlands, TX
77380
                                             Since June,
1957                                            2008
-------------------------------------------------------------------------
                   Principal Occupation During Past Five  Other
                   Years                                  Directorships
                                                          Held by
                                                          Officer
-------------------------------------------------------------------------
                   Managing Member, Drake Compliance,     Penn Street
                   LLC, a regulatory consulting firm,     Funds, Inc.
                   since 2004.  Principal Attorney, David
                   Jones & Assoc., P.C., a law firm,
                   since 1998.  B.A. In Economics from
                   the university of Texas at Austin-
                   1983.  Juris Doctorate (cum laude)from
                   St. Mary's Law School- 1994.
-------------------------------------------------------------------------
* Mr. Trice is an employee of the Administrator and therefore deemed to be an "interested" person of the Fund.

Each trustee will hold office until the Trust's next meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Trust has a standing Audit Committee of the Board composed of Messrs. Burke and McKinley. The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board the selection of independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board.

Trustee Compensation

Each Trustee who is not an "interested person" of the Trust may receive compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The table below sets forth the anticipated compensation paid to each qualifying Trustee for the fiscal year which will end on July 31, 2009.

------------------------------------------------------------------------
Name of Trustee         Aggregate          Pension or     Total
                        compensation from  retirement     compensation from
                        the Fund           benefits       the Company
                                           accrued as
                                           part of Fund
                                           expenses
------------------------------------------------------------------------

Franklin A. Trice, III   None               None                None
Robert R. Burke          None               None                None
J. Gordan McKinley, III  None               None                None


Trustee Ownership of Fund Shares

As of June 30, 2008, the Trustees owned the following aggregate amounts of Fund shares:

------------------------------------------------------------------------
Name of Trustee          Dollar range of        Aggregate dollar range
                         equity securities in   of equity securities
                         the Fund               in all funds of the
                                                Trust overseen by the
                                                trustees
------------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
Interested Trustees
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Trice              None                          None
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------
  Burke              None                          None
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 McKinley            None                          None
-----------------------------------------------------------------------
As of June 30, 2008, the Trustees and officers of the Trust, as a group, owned of record or beneficially, less than 1% of the Trust's outstanding shares.

Sales Loads - No front-end or deferred sales charges are applied to purchase of Fund shares by current or former trustees, officers, employees or agents of the Trust, the adviser or the principal underwriter and by the members of their immediate families.


Policies Concerning Personal Investment Activities - The Fund, the adviser, the sub-advisers and principal underwriter have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts.


The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D. C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.


Proxy Voting Policies - The Trust is required to disclose information concerning the Fund's proxy voting policies and procedures to shareholders. The Board has delegated to the sub-advisers the responsibility for decisions regarding proxy voting for securities held by the Fund. The sub-advisers will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Board for approval.

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, will be available
(1) without charge, upon request by calling (800) 673-0550 and (2) on the SEC's website at http://www.sec.gov.

                          PRINCIPAL SECURITIES HOLDERS

As of August 30, 2009, the following persons beneficially owned or owned of record 5% or more of the Fund's outstanding shares.


Name and Address                Number of Shares     Percentage of Fund


Jack Bocock                      50,000.000              11.77%
1801 Westview Road
Charlottesville, VA 22903

Davenport & Company LLC          24,712.644               5.82%
1801 Westview Road
Charlottesville, VA 22903

Thomas amd Hwei Lin Sung         39,745.628               9.36%
655 Long Boar Club Rd., #18A
Longboat Key, FL 34228

Las Brisas Trust                236,198.582              55.60%
International House, 41
The Parade
St Helier, Jersey, CI JE2 3QQ

John D. Jassy                    53,705.693              12.64%
1901 S Oakmont St.
Tampa, FL 33629

As of August 30, 2009, the trustees and officers of the Trust as a group owned no shares of the Fund.

                  INVESTMENT ADVISER AND ADVISORY AGREEMENTS

Commonwealth Capital Management, LLC ("CCM" or the "Adviser"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, is the Fund's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an independent, privately held limited liability company.

The Adviser currently provides investment advisory services pursuant to an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser periodically assesses the Fund's investment policies and recommends changes regarding the policies to the Board where appropriate. The Adviser evaluates the performance of the sub-advisers in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate and reports to the Board on the foregoing.

Pursuant to the Advisory Agreement, the Adviser provides investment services for an annual fee of 1.10% on the average daily net assets of the Fund. CCM has agreed to waive or limit its fees and to assume other expenses so that the ratio of total annual operating expenses for the Fund's Class A, Class C, Institutional and Platform shares is limited to 1.74%, 2.49%, 1.49% and 1.74%, respectively, for the first three years following commencement of operations. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses").

CCM may be entitled to reimbursement of fees waived or expenses paid on behalf of the Fund. The total amount of reimbursement recoverable by CCM is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to CCM with respect to any waivers, reductions and payments made with respect to the Fund.

Pursuant to the terms of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.


Sub-Advisers - The Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Investment Management of Virginia, LLC, 919 East Main Street, 16th Floor, Richmond, Virginia 23219 ("IMVA") and Crosswind Investments, LLC, 2 International Place, Boston, Massachusetts 02110 ("Crosswind") (each, a "sub-adviser" and collectively, the "sub-advisers") and has delegated investment discretion over the Fund to the sub-advisers.


Under each sub-advisory agreement, the sub-advisers are responsible for the day-to-day decision-making with respect to the Fund's investment program. The day-to-day management of the Fund's assets is equally divided between the sub-advisers such that each of IMVA and Crosswind generally is responsible for the investment of half of the Fund's assets. The sub-advisers, with the Adviser's oversight, manage the investment and reinvestment of the assets of the Fund, continuously review, supervise and administer the investment program of the Fund, determine in their discretion the securities to be purchased or sold and provides the Trust and its agents with records relating to its activities. The Adviser, from its advisory fee, pays each sub-adviser 0.45% of the advisory fee received from the Fund.

Portfolio Managers

As described in the prospectus, Mr. John H. Bocock, Mr. Thomas Neuhaus and Mr. Andrew Morey serve as the Portfolio Managers responsible for the day-to-day investment management of the Fund. This section includes information about the Fund's Portfolio Managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated. In addition to the Fund, the Portfolio Managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of July 9, 2009. Mr. Bocock and Mr. Neuhaus manage two portfolios together, so some of the accounts and dollar figures listed are for the same accounts. The Portfolio Managers currently do not manage any accounts where their management fee is based, in whole or in part, on the investment performance of the account.


Fund Manager         Type of Account managed            Total # of    Total
                                                        Accounts      Assets
                                                        Managed       (millions)
John H. Bocock
                Registered Investment Companies          0              NA
                Other Pooled Investment Vehicles         3              $307.5
                Other Accounts                          117             $ 90.0
Thomas Neuhaus
                Registered Investment Companies          0              NA
                Other Pooled Investment Vehicles         0              NA
                Other Accounts                          30              $ 31.4

Andrew Morey
                Registered Investment Companies          0              N/A
                Other Pooled Investment Vehicles         0              N/A
                Other Accounts                           2              $2.0

Conflicts of Interests - The Portfolio Managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the sub-advisers have established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

The sub-advisers have also adopted trading policies and procedures with the objective of treating all clients fairly so that over time no client is advantaged or disadvantaged over another. Clients may direct the sub-advisers to execute trades with a specific broker causing them to be excluded from bunched orders. The sub-advisers utilize a random rotation process in order not disadvantage any one client over another.

Compensation - The sub-advisers compensate the Fund's portfolio managers for their management of the Fund and other accounts managed by the sub-advisers. Mr. Bocock's and Mr. Neuhaus's compensation consists of a cash salary (a relatively fixed component) and annual bonus, which are dependent on the profitability of IMVA. In general, the discretionary bonus is determined by the individual's overall contribution to IMVA. IMVA revenues are derived from investment management fees which are based on the market value of assets under management for all accounts, including the Fund. Mr. Bocock and Mr. Neuhaus are equity holders (members) in IMVA. Mr. Morey is compensated based on a base salary, a revenue share on the specific products he manages as well as he is an equity owner in Crosswind and shares in a percentage of Crosswind's profitability.

Fund Shares Owned by Portfolio Managers - The Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Fund is new and, therefore, has not completed a fiscal year.

                           MANAGEMENT-RELATED SERVICES

Administration - Pursuant to the Administrative Services Agreement with the Trust (the "Services Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the administrator of the Fund. CSS supervises all aspects of the operation of the Fund, except those performed by the Adviser. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS receives an asset-based administrative fee, computed daily and paid monthly, at the annual rate of 0.10% on the first $75 million of average daily net assets of the Fund; and 0.07% on the average daily net assets of the Fund in excess of $75 million subject to minimum amounts. CSS also receives an hourly fee, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters.

Custodian - UMB Bank, N.A. (the "Custodian"), 928 Grand Blvd., 5th Floor, Kansas City, Missouri 64106, serves as the custodian of the Fund's assets. The Custodian has entered into a foreign sub-custody arrangement with Citibank,
N.A., as the approved foreign custody manager (the Delegate) to perform certain functions with respect to the custody of the Fund's assets outside of the United States of America. The Delegate shall place and maintain the Fund's assets with an eligible foreign custodian; provided that, the Delegate shall be required to determine that the Fund's assets will be subject to reasonable care based on the standards applicable to custodians in the relevant market.

Accounting Services - Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 acts as the accounting services agent of the Fund. As the accounting services agent of the fund, CFA maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Fund's business. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly on the average daily net assets of the Fund, against a minimum fee plus out-of-pocket expenses.

Transfer Agent - Pursuant to a Transfer Agent Agreement with the Trust, Commonwealth Fund Services, Inc. ("CFSI" or the "Transfer Agent") acts as the Trust's transfer and dividend disbursing agent. CFSI is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

CFSI provides certain shareholder and other services to the Trust, including furnishing account and transaction information and maintaining shareholder account records. CFSI is responsible for processing orders and payments for share purchases. CFSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. CFSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders.

For its services as transfer agent, CFSI receives an asset-based fee, computed daily and paid monthly on the average daily net assets of the Fund, against a minimum fee plus out-of-pocket expenses.

Principal Underwriter - First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). FDCC is registered as a broker-dealer and is a member of the Financial Industry Regulatory Authority. The offering of the Fund's shares is continuous. The Distributor is entitled to a portion of the front-end sales charge on the sale of Class A Shares as described in the prospectus and this SAI. The Distributor is also entitled to the payment of deferred sales charges upon the redemption of Fund shares as described in the applicable prospectus and this SAI. In addition, the Distributor may receive Distribution 12b-1 and Service Fees from the Fund, as described in the applicable prospectus and this SAI. Lastly, the Underwriter has entered into an agreement with the Trust wherein the Trust pays an annual fee to the underwriter for its services to the Funds.

Independent Registered Public Accounting Firm - The Trust's independent registered public accounting firm, Cohen Fund Audit Services, Ltd., audit the Trust's annual financial statements, assist in the preparation of certain reports to the SEC and prepare the Trust's tax returns. Cohen Fund Audit Services, Ltd. is located at 800 Westpoint Parkway, Suite 1100, Westlake, OH 44145-1524.

                             PORTFOLIO TRANSACTIONS


It is the policy of each Sub-Adviser, in placing orders for the purchase and sale of the Fund's securities, to seek to obtain the best price and execution for securities transactions, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and the skill required of the executing broker/dealer. After a purchase or sale decision is made by a Sub-Adviser, the Sub-Adviser arranges for execution of the transaction in a manner deemed to provide the best price and execution for the Fund.

Exchange-listed securities are generally traded on their principal exchange, unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities, except for fixed price offerings and except where the Fund may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker.


A Sub-Adviser, when placing transactions, may allocate a portion of the Fund's brokerage to persons or firms providing the Sub-Adviser with investment recommendations, statistical, research or similar services useful to the Sub-Adviser's investment decision-making process. The term "investment recommendations or statistical, research or similar services" means: (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and (2) furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy.

Such services are one of the many ways the Sub-Advisers can keep abreast of the information generally circulated among institutional investors by broker-dealers. While this information is useful in varying degrees, its value is indeterminable. Such services received on the basis of transactions for the Fund may be used by the Sub-Advisers for the benefit of other clients, and the Fund may benefit from such transactions effected for the benefit of other clients.


Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof.


The Board has adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Sub-Advisers have been instructed not to place transactions with an affiliated broker- dealer, unless that broker-dealer can demonstrate to the Trust that the Fund will receive: (1) a price and execution no less favorable than that available from unaffiliated persons; and
(2) a price and execution equivalent to that which that broker-dealer would offer to unaffiliated persons in a similar transaction. The Board reviews all transactions which have been placed pursuant to those policies and procedures at the Trust's board meetings.

When two or more clients managed by a Sub-Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to the Fund. The Board believes that these advantages, when combined with the other benefits available because of each Sub-Adviser's organization, outweigh the disadvantages that may exist from this treatment of transactions.

Portfolio Turnover - Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Sub-Advisers make purchases and sales for the Fund's portfolio whenever necessary, in a Sub-Adviser's opinion, to meet the Fund's objective.


                   ADDITIONAL INFORMATION CONCERNING SHARES

The Trust was organized as a Delaware statutory trust on April 9, 2007. The Trust's Agreement and Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. Pursuant to such authority, the Board has currently authorized the issuance of two series, one of which is designated as the Commonwealth Small Cap Fund. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. The Trust's shares of beneficial interest have no par value.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual fund, shareholders of a fund are entitled to receive the assets available for distribution belonging to the particular fund, and a proportionate distribution, based upon the relative asset values of the respective fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust's outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A particular fund is deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust's shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

The Board has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust's shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the trustees without shareholder approval. However, the exercise of such authority by the Board without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

Rule 18f-3 Plan -- The Board has adopted a Rule 18f-3 Multiple Class Plan on behalf of the Trust for the benefit of each of its series. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of the Fund represents an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; and (ii) subject to certain limitations described in the prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another fund.

                                  DISTRIBUTION

The Distributor may from time to time offer incentive compensation to dealers(which sell shares of the Fund that are subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of the Fund's shares.

In connection with promotion of the sales of the Fund, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Statement of Intention - The reduced sales charge and public offering price applicable to Class A Shares, as set forth in the prospectus, applies to purchases of $50,000 or more made within a 13-month period pursuant to the terms of a written Statement of Intention in the form provided by the Distributor and signed by the purchaser. The Statement of Intention is not a binding obligation to purchase the indicated amount. Class A Shares equal to 4.50% (declining to 1% after an aggregate of $1,000,000 has been purchased under the Statement of Intention) of the dollar amount specified in the Statement of Intention will be held in escrow and capital gain distributions on these escrowed shares will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Distributor the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 20 days after written request by the Distributor or the securities dealer, the appropriate number of escrowed Class A Shares will be redeemed to pay such difference.

In the case of purchase orders by the trustees of certain employee plans by payroll deduction, the sales charge for the investments made during the 13-month period will be based on the following: total investments made the first month of the 13-month period times 13; as the period progresses the sales charge will be based (1) on the actual investment made previously during the 13-month period, plus (2) the current month's investments times the number of months remaining in the 13-month period. There will be no retroactive adjustments in sales charge on investments previously made during the 13-month period.

Plan of Distribution - The Fund has a Plan of Distribution or "12b-1 Plan" for its Class A Shares, Class C Shares and Platform Shares under which it may finance certain activities primarily intended to sell such class of shares, provided the categories of expenses are approved in advance by the Board and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the 12b-1 Plan is in effect.

The 12b-1 Plan provides that the Fund will pay a fee to FDCC at an annual rate of 0.25% of the average daily net assets attributable to the Fund's outstanding Class A Shares or Platform Shares, as applicable, and at an annual rate of up to 0.75% of the average daily net assets attributable to the Fund's outstanding Class C Shares, in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of the Fund's shares. The fee is paid to FDCC as reimbursement for expenses incurred for distribution-related activities.

Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Trust". Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. In accordance with Rule 12b-1, the 12b-1 Plan provides that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which shares of the Fund may bear for distribution pursuant to the 12b-1 Plan shares without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board, and by a majority of the trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreement (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Trust understands that Service Organizations may charge fees to their customers who are the beneficial owners of Fund shares, in connection with their accounts with such Service Organizations. Any such fees would be in addition to any amounts which may be received by an institution under the applicable 12b-1 Plan. Under the terms of each servicing agreement entered into with the Trust, Service Organizations are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Fund shares.

The Board has concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund. The 12b-1 Plan is subject to annual re-approval by a majority of the 12b-1 Trustees and are terminable at any time with respect to the Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund. Any agreement entered into pursuant to the 12b-1 Plan with a Service Organization is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund, by FDCC or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

As long as the 12b-1 Plan is in effect, the nomination of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.

Shareholder Servicing Plan - The Fund has adopted a shareholder service plan on behalf of it Class A Shares, Class C Shares and Platform Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder's account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment "sweep" functions; and 8) furnishing investment advisory services.

Because the Fund has adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Fund believes the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Fund, however, follows the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Fund will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm's customers.

The Fund does not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Fund also does not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Fund and any compensation the authorized firm may receive directly from its clients.

                ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser or the Distributor and their affiliates may, out of their own resources and without additional cost to the Fund or its shareholders, pay a 1% solicitation fee to securities dealers or other financial intermediaries (collectively, a "Financial Intermediary") on each customer purchase solicited by the Financial Intermediary in excess of $1 million. These payments may be in addition to payments made by the Fund to the Financial Intermediary under the Fund's Rule 12b-1 Plan. For more information regarding the Fund's Rule 12b-1 Plan, please see "Distribution - Plan of Distribution."

               ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares - You may purchase shares of the Fund directly from the Distributor. You may also buy shares through accounts with brokers and other institutions ("authorized institutions") that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your authorized institution. The offering price per share is equal to the NAV next determined after the Fund or authorized institution receives your purchase order, plus any applicable sales charge.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment to the Fund by the time it prices its shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. Under certain circumstances the Trust or the Adviser may waive the minimum initial investment for purchases by officers, trustees, and employees of the Trust and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares - If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders sell their shares of the Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest in short-term, interest-bearing money market instruments.


However, if a Sub-Adviser believes that attractive investment opportunities (consistent with the Fund's investment objective and policies) exist immediately, then it will invest such money in portfolio securities in as orderly a manner as is possible.


The proceeds from the sale of shares of the Fund may not be available until the third business day following the sale. The Fund you are seeking to exchange into may also delay issuing shares until that third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the fund next computed after your request for exchange is received in proper form.

Eligible Benefit Plans - An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan's inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in shares of the Fund and/or certain other funds.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $2,500 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares - You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Board may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

                          SPECIAL SHAREHOLDER SERVICES

As described briefly in the prospectus, the Fund offers the following shareholder services:

Regular Account - The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the prospectus to open your account.

Telephone Transactions - You may redeem shares or transfer into another fund by telephone if you request this service on your initial account application. If you do not elect this service at that time, you may do so at a later date by sending a written request and signature guarantee to the Transfer Agent.

The Trust employs reasonable procedures designed to confirm the authenticity of your telephone instructions and, if it does not, it may be liable for any losses caused by unauthorized or fraudulent transactions. As a result of this policy, a shareholder that authorizes telephone redemption bears the risk of losses, which may result from unauthorized or fraudulent transactions which the Trust believes to be genuine. When you request a telephone redemption or transfer, you will be asked to respond to certain questions. The Trust has designed these questions to confirm your identity as a shareholder of record. Your cooperation with these procedures will protect your account and the Fund from unauthorized transactions.

Automatic Investment Plan - Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Retirement Plans - Shares of the Fund are available for purchase in connection with the following tax-deferred prototype retirement plans:

     1. Individual Retirement Arrangements (IRAs). IRAs are available for use by individuals with compensation for services rendered who wish to use shares of the Fund as a funding medium for individual retirement savings. IRA include traditional IRAs, Roth IRAs and Rollover IRAs.

     2.   Simplified   Employee  Pension  Plans  (SEPs).  SEPs  are  a  form  of
          retirement plan for sole proprietors, partnerships and corporations.

For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Trust at (800) 673-0550. Each plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.

Exchange Privilege - Shareholders may exchange their shares for shares of any other series of the Trust, provided the shares of the fund the shareholder is exchanging into are registered for sale in the shareholder's state of residence. Each account must meet the minimum investment requirements. Also, to make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. Your exchange will take effect as of the next determination of the Fund's NAV per share (usually at the close of business on the same day). The Transfer Agent will charge your account a $10 service fee each time you make such an exchange. The Trust reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Trust determine that it would be in the best interest of its shareholders to do so. For tax purposes, an exchange constitutes the sale of the shares of the fund from which you are exchanging and the purchase of shares of the fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

                                   TAX STATUS

Distributions of Net Investment Income - The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, or at the lower capital gains rates that apply to distributions that qualify as qualified dividend income, whether you take them in cash or in additional shares.

A portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession in the United States and in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States) subject to certain holding period requirements by the Fund and shareholders. Absent further legislation, the maximum rates applicable to qualified dividend income will cease to apply to taxable years beginning after December 31, 2010.

Distributions of Capital Gains - The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Effect of foreign investments on distributions - Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. The Fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

Investment in Complex Securities - The Fund may invest in complex securities, such as original issue discount obligations, the shares of passive foreign investment companies and others. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. Federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Information on the Tax Character of Distributions - The Fund will inform you of the amount of your ordinary income dividends, qualifying dividend income and capital gains distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be Taxed as a Regulated Investment Company. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund intends to seek to qualify for, and elect to be treated as a Regulated Investment Company ("RIC") under the Code. As a RIC, the Fund would not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund distributes to the Fund's shareholders.

Accordingly, the Fund must, among other requirements, receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the "Asset Test").

In addition, the Fund must distribute at least 90% of its investment company taxable income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without any deduction for dividends paid to shareholders) and at least 90% of its net tax-exempt interest income, if any, for each tax year to its shareholders. If the Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders

Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

The Board reserves the right not to maintain the qualifications of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.
Excise Tax Distribution Requirements - To avoid federal excise taxes, the Internal Revenue Code requires a fund to distribute to shareholders by December 31 of each year, at a minimum the following amounts: 98% of its taxable ordinary income earned during the twelve month period ending October 31 of such calendar year, and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares - Redemption and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem or exchange your Fund shares for shares of a different fund within the Trust, the IRS will require that you report a gain or loss on your redemption or exchange. The gain or loss that you realize will be either a long-term or short-term capital gain or loss depending on how long you held your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. Government Obligations - Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Received Deduction for Corporations - Because the Fund's income includes corporate dividends, if the shareholder is a corporation, a portion of its distributions may qualify for the intercorporate dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculations.

For corporate investors in the Fund, dividend distributions designated to be from dividends received from qualifying domestic (U.S.) corporations may be eligible for a corporate dividends received deduction. Such dividends, including the deducted part, however, must be included in alternative minimum taxable income calculations.

                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to relevant indices, in advertisements or in reports to shareholders, The Fund states performance in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of the Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yield Information -- From time to time, the Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                      6
      YIELD = 2[(a-b+1) -1]
                 ---
                 cd

Where:

a     =    dividends and interest earned during the period.
b     =    expenses accrued for the period (net of reimbursements).
c     =    the average  daily  number of shares  outstanding during the period that were entitled to receive dividends.
d     =    the maximum offering price per share on the last day of the period.

The Fund's yield, as used in advertising, is computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the fund's financial statements.

Total Return Performance - Total return quotations used by the Fund are based on standardized methods of computing performance mandated by the SEC. The average annual total return (before taxes) of the Fund is calculated according to the following formula:

            n
      P(1+T) = ERV

where:

P      = a hypothetical initial payment of $1,000
T      = average annual total return
n      = number of years (1, 5 or 10)
ERV    = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods(or fractional portion thereof).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences.

This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment.

This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g. state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or loses (e.g., short-term or long-term).

The Fund may also from time to time include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. The Fund may quote an aggregate total return figure in comparing the Fund's total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, Russell Indices, the Value Line Composite Index, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency Index, Merrill Lynch Intermediate Agency Index, Morgan Stanley Capital International Europe, Australia, Far East Index or the Morgan Stanley Capital International World Index. For such purposes, the Fund calculates its aggregate total return for the specific periods of time by assuming the investment of $10,000 in shares of the Fund and assuming the reinvestment of each dividend or other distribution at NAV on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. To calculate its average annual total return, the aggregate return is then annualized according to the SEC's formula for total return quotes outlined above.

The Fund may also advertise the performance rankings assigned by various publications and statistical services, including but not limited to, SEI, Lipper Mutual Fund Performance Analysis, Intersec Research Survey of Non-U.S. Equity Fund Returns, Frank Russell International Universe, and any other data which may be reported from time to time by Dow Jones & Company, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, or IBC/Donaghue's Average U.S. Government and Agency, or as appears in various publications, including but not limited to, The Wall Street Journal, Forbes, Barron's Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA today and other national or regional publications.

                                OTHER INFORMATION

      Item 23.  Exhibits:


      (a) Articles of Incorporation.

1. Certificate of Trust of World Funds Trust (formerly, Abacus World Funds Trust) (the "Registrant") dated April 9, 2007 is incorporated herein by reference to Exhibit (a)(1) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0001040674-08-000032 on July 8, 2008.

2.   Certificate  of  Amendment  dated  January  7,  2008  to  the  Registrant's
     Certificate  of  Trust  dated  April  9,  2007 is  incorporated  herein  by reference to Exhibit (a)(2) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000032 on July 8, 2008.

3. Registrant's Agreement and Declaration of Trust dated April 9, 2007, as revised June 23, 2008, is incorporated herein by reference to Exhibit
     (a)(1) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000054 on August 28, 2008.

      (b) By-Laws.

1. Registrant's By-Laws dated April 9, 2007 are incorporated herein by reference to Exhibit (b) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000032 on July 8, 2008.

      (c) Instruments Defining Rights of Security Holders.

             Not applicable.

      (d)    Investment Advisory Contracts.

      1. Investment Advisory Agreement dated July 30, 2008 between the Registrant and Commonwealth Capital Management, LLC, with respect to the Commonwealth Small Cap Fund, is incorporated herein by reference to Exhibit (d)(1) of Pre-Effective
             Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000054 on August 28,
             2008.

      2. Form of Sub-Advisory Agreement between Commonwealth Capital Management, LLC and Investment Management of Virginia, LLC, with respect to the Commonwealth Small Cap Fund, is incorporated herein by reference to Exhibit
             (d)(2) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000032 on July 8, 2008.

      3. Form of Investment Advisory Agreement between the Registrant and Commonwealth Capital Management, LLC, with respect to the Commonwealth Quantitative Fund, is incorporated herein by reference to Exhibit (d)(3) of Pre-Effective
             Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000032 on July 8,
             2008.

      4. Form of Investment Advisory Agreement between the Registrant and Commonwealth Capital Management, LLC, with respect to the Frantzen Small Cap Growth Fund, Frantzen Large Cap Growth Fund, and Frantzen Growth and Income Fund, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2, 2008.

      5. Form of Sub-Advisory Agreement between Commonwealth Capital Management, LLC, and Frantzen Capital Management, Inc., with respect to the Frantzen Small Cap Growth Fund, Frantzen Large Cap Growth Fund, and Frantzen Growth and Income Fund, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as
             filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2, 2008.

     6. Form of Investment Advisory Agreement between the Registrant and Sherwood Forest Capital Management, with respect to the Sherwood Forest Long/Short Fund, is incorporated herein by reference to Exhibit
          (d)(6) of Post-Effective Amendment No 2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR on November 25, 2009 ("PEA No. 2").

      (e)    Underwriting Contracts.

      1. Form of Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp. is incorporated herein by reference to Exhibit (e)(1)of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2,
             2008.

     2. Amended and Restated Principal Underwriter Agreement dated October 1, 2008, as amended and restated, between the Registrant and First Dominion Capital Corp. to be filed by amendment.

      (f) Bonus of Profit Sharing Contracts.

             Not applicable.

      (g)    Custodian Agreements.

      1. Custody Agreement dated July 30, 2008 between the Registrant and UMB Bank, N.A. is incorporated herein by reference to Exhibit (g)(1) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000054 on August 28, 2008.

2. Revised Appendix B to the Custody Agreement dated July 30, 2008 between the Registrant and UMB Bank, N.A.is incorporated herein by reference to Exhibit
     (g)(2) of PEA No. 2.

      (h) Other Material Contracts.

      1. Administrative Services Contracts.

     (a) Form of Administrative Services Agreement dated July 30, 2008 between the Registrant and Commonwealth Shareholder Services, Inc. is incorporated herein by reference to Exhibit (h)(1)(a) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2, 2008.

     (b) Schedule [F] to the Administration Commonwealth Shareholder Services, Inc. is incorporated herein by reference to Exhibit (h)(1)(b) of PEA No. 2.

     (c) Form of Amended and Restated Administrative Services Agreement dated July 30, 2008, as amended and restated [October 1, 2008] between the Registrant and Commonwealth Shareholder Services, Inc. is incorporated herein by reference to Exhibit (h)(1)(c) of PEA No. 2.

   2. Transfer Agency Contracts.

     (a) Transfer Agency and Services Agreement dated October 1, 2008 between the Registrant and Commonwealth Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(2)(a) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2, 2008.

     (b) Schedule [H] to the Transfer Agency and Services Agreement dated October 1, 2008 between the Registrant and Commonwealth Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(2)(b) of PEA No. 2.

      3. Fund Accounting Contracts.

     (a) Accounting Services Agreement dated July 30, 2008 between the Registrant and Commonwealth Fund Accounting, Inc. is incorporated herein by reference to Exhibit (h)(3)(a) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2, 2008.

     (b) Schedule [F] to the Accounting Services Agreement dated July 30, 2008 between the Registrant and Commonwealth Fund Accounting, Inc. is incorporated herein by reference to Exhibit (h)(3)(b) of PEA No. 2.

      4. Expense Limitation Agreements.

     (a) Form of Expense Limitation Agreement dated July 30, 2008 between the Registrant and Commonwealth Capital Management, LLC, with respect to Institutional Class Shares, Class P (Platform) Shares, Class A Shares, and Class C Shares of the Commonwealth Small Cap Fund, Commonwealth Quantitative Fund, Frantzen Small Cap Growth Fund, Frantzen Large Cap Growth Fund, and Frantzen Growth and Income Fund, is incorporated herein by reference to Exhibit (h)(4)(a) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2, 2008.

     (b) Form of Expense Limitation Agreement between the Registrant and Sherwood Forest Capital Management, with respect to Institutional Class Shares, Class P (Platform) Shares, Class A Shares, and
          Class C Shares of the Sherwood Forest Long/Short Fund, is incorporated herein by reference to Exhibit (h)(4)(b) of PEA No. 2.

      5. Shareholder Servicing Plans.

          (a) Shareholder Services Plan dated October 1, 2008 is incorporated herein by reference to Exhibit (h)(5)(a) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2, 2008.

          (b) Revised Schedule A to the Shareholder Services Plan dated October 1, 2008 is incorporated herein by reference to Exhibit (h)(5)(b) of PEA No. 2.

      (i) Legal Opinions.

          (1) Consent of Counsel of Blank Rome LLP, with respect to Institutional Class Shares, Class P (Platform) Shares, Class A Shares, and Class C Shares of the Commonwealth Small Cap Fund and Commonwealth Quantitative Fund, is incorporated herein by reference to Exhibit (i) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000054 on August 28, 2008.

          (2)

       (j) Other Opinions.

      Not applicable.

      (k) Omitted Financial Statements.

      Not applicable.

      (l)    Initial Capital Agreements.

      1. Subscription Agreement dated July 30, 2008 between the Registrant, on behalf of the Commonwealth Small Cap Fund, and Mary T. Pasco, with respect to Institutional Class Shares of the Commonwealth Small Cap Fund, is incorporated herein by reference to Exhibit (l)(1) of Pre-Effective Amendment No. 3 filed with the SEC via EDGAR Accession No. 0001040674-08-000054 on August 28, 2008.

      (m)    Rule 12b-1 Plans.

      1. Plans of Distribution Pursuant to Rule 12b-1 dated October 1, 2008, with respect to Class A Shares, Class C Shares and Class P (Platform) Shares, respectively, are incorporated herein by reference to Exhibit (m)(a) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2,
             2008.

          2. Revised Schedule A to the Plans of Distribution Pursuant to Rule 12b-1 dated October 1, 2008, with respect to Class A Shares, Class C Shares and Class P (Platform) Shares, respectively, is incorporated herein by reference to Exhibit (m)(2) of PEA No. 2.

       (n) Rule 18f-3 Plans.

      1. Rule 18f-3 Multiple Class Plan dated July 30, 2008, with respect to the Commonwealth Small Cap Fund, is incorporated herein by reference to Exhibit (n)(1) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as
             filed with the SEC via EDGAR Accession No. 0001040674-08-000054 on August 28, 2008.

      2. Rule 18f-3 Multiple Class Plan dated July 30, 2008, with respect to the Commonwealth Quantitative Fund, is incorporated herein by reference to Exhibit (n)(2) of Pre-Effective
             Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000054 on August 28,
             2008.

      3. Rule 18f-3 Multiple Class Plan dated October 1, 2008, with respect to Institutional Class Shares, Class A Shares, Class C Shares, and Class P (Platform) Shares of the Frantzen Small Cap Growth Fund, is incorporated herein by reference to Exhibit (n)(3) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as
             filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2, 2008.

      4. Rule 18f-3 Multiple Class Plan dated October 1, 2008, with respect to Institutional Class Shares, Class A Shares, Class C Shares, and Class P (Platform) Shares of the Frantzen Large Cap Growth Fund, is incorporated herein by reference to Exhibit (n)(4) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as
             filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2, 2008.

      5. Rule 18f-3 Multiple Class Plan dated October 1, 2008, with respect to Institutional Class Shares, Class A Shares, Class C Shares, and Class P (Platform) Shares of the Frantzen Growth and Income Fund, is incorporated herein by reference to Exhibit (n)(4) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as
             filed with the SEC via EDGAR Accession No. 0001040674-08-000066 on October 2, 2008.

          6. Rule 18f-3 Multiple Class Plan with respect to Institutional Class Shares, Class A Shares, Class C Shares, and Class P (Platform) Shares of the Sherwood Forest Long/Short Fund, is incorporated herein by reference to Exhibit (n)(6) of PEA No. 2.

      (o)    Reserved.

             Not applicable.

      (p)    Codes of Ethics.

      1.     Combined   Code  of  Ethics  for  the   Registrant,
             Commonwealth    Capital   Management,    LLC   (the
             investment  adviser to the  Commonwealth  Small Cap
             Fund,  Commonwealth   Quantitative  Fund,  Frantzen
             Small Cap Growth  Fund,  Frantzen  Large Cap Growth
             Fund,   and  Frantzen   Growth  and  Income  Fund),
             Investment   Management   of  Virginia,   LLC  (the
             investment  sub-adviser to the  Commonwealth  Small
             Cap Fund),  and First Dominion  Capital Corp.  (the
             distributor   for   the   Registrant),is incorporated
             herein by reference to Exhibit (p)(1)of PEA No. 2.

       2. Code of Ethics for Sherwood Forest Capital Management (the investment adviser to the Sherwood Forest Long/Short Fund)is incorporated herein by reference to Exhibit (p)(2)of PEA No. 5.

      (q)    Powers of Attorney.

      1. Power of Attorney for Gordon McKinley and Robert Burke, appointing Karen M. Shupe, Julia J. Gibbs and/or Franklin A. Trice, III as attorney-in-fact, is incorporated herein by reference to Exhibit (q) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000054 on August 28,
             2008.

      Item 24.  Persons Controlled By or Under Common Control
      With Registrant

      None.

      Item 25.  Indemnification

     See Article VIII, Section 2 of the Registrant's Agreement and Declaration of Trust and the section titled "Indemnification of Trustees, Officers, Employees and Other Agents" in the Registrant's By-Laws.

      Item 26.  Business   and   other   Connections   of   the
      -------   -------------------------------------------------
      Investment Adviser
      ------------------

      None

      Item 27.  Principal Underwriters

          (a)  First  Dominion  Capital Corp.  also acts as  underwriter  to The
               World  Funds,  Inc. and  World  Insurance  Trust.

          (b)  First  Dominion  Capital Corp. The  information  required by this
               Item 27(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

      (c) Not applicable.

      Item 28.  Location of Accounts and Records

          The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

               (a) Commonwealth Capital Management, LLC, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as the investment adviser to the Commonwealth Small Cap Fund, Commonwealth Quantitative Fund, Frantzen Small Cap Growth Fund, Frantzen Large Cap Growth Fund, and Frantzen Growth and Income Fund).

               (b) Investment Management of Virginia, LLC, 919 East Main Street, 16th Floor, Richmond, Virginia 23219 (records relating to its function as the investment sub-adviser to the Commonwealth Small Cap Fund.).

               (c) Frantzen Capital Management, Inc., Two Harbour Place, 302 Knights Run Avenue, Suite 930, Tampa, Florida 33602 (records relating to its function as the investment sub-adviser to the Frantzen Small Cap Growth Fund, Frantzen Large Cap Growth Fund, and Frantzen Growth and Income Fund.

               (d) Sherwood Forest Capital Management, (records relating to its function as the investment adviser to the Sherwood Forest Long/Short Fund).

               (e) Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as transfer agent to the Funds).

               (f)  Commonwealth  Shareholder  Services,  Inc., 8730 Stony Point
                    Parkway,  Suite  205,  Richmond,   Virginia  23235  (records
                    relating to its function as administrator to the Funds).

               (g)  First  Dominion  Capital   Corporation,   8730  Stony  Point
                    Parkway,  Suite  205,  Richmond,   Virginia  23235  (records
                    relating to its function as distributor to the Funds).

               (h) Commonwealth Fund Accounting, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as fund accounting agent to the Funds).

      Item 29.   Management Services

     There are no management-related service contracts not discussed in Parts A or B of this Form.

      Item 30.   Undertakings

      Not applicable.

                              SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Richmond, and the Commonwealth of Virginia on the 30th day of September 2009.


                                             WORLD FUNDS TRUST

                                             By:  /s/ Franklin A. Trice, III
                                                      Franklin A. Trice, III
                                                      Chairman and
                                                      Chief Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

      Signature           Title                          Date


           *              Trustee, Chairman and Chief
---------------------      Executive Officer              September 30, 2009
      Franklin A. Trice III


           *              Trustee                         September 30, 2009
      Gordon McKinley


           *              Trustee                         September 30, 2009
      Robert Burke


           *              Treasurer and
                          Chief Financial Officer        September 30, 2009
      Karen Shupe


           *              Secretary                      September 30, 2009
      Julia J. Gibbs

      *  By:  /s/ Franklin A. Trice, III
              --------------------------
           Franklin A. Trice III*
           Attorney-in-fact pursuant to Powers of Attorney